Annual Total Returns - Templeton Foreign VIP Fund [BarChart] - FTVIP Class 4-57 - Templeton Foreign VIP Fund - Class 4	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	8.38%
Annual Return 2011	(10.74%)
Annual Return 2012	18.14%
Annual Return 2013	22.86%
Annual Return 2014	(11.22%)
Annual Return 2015	(6.65%)
Annual Return 2016	7.09%
Annual Return 2017	16.62%
Annual Return 2018	(15.54%)
Annual Return 2019	12.49%